FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (416)	$ (427)
5% increase effect on net income (loss) and equity	(218)	(224)
Value on balance sheet	4,573	4,699
5% decrease effect on net income (loss) and equity	241	522
10% decrease effect on net income (loss) and equity	508	247
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(66)	(13)
5% increase effect on net income (loss) and equity	(34)	(7)
Value on balance sheet	721	142
5% decrease effect on net income (loss) and equity	38	16
10% decrease effect on net income (loss) and equity	80	7
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	38	40
5% increase effect on net income (loss) and equity	20	21
Value on balance sheet	(416)	(442)
5% decrease effect on net income (loss) and equity	(22)	(49)
10% decrease effect on net income (loss) and equity	(46)	(23)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	114	102
5% increase effect on net income (loss) and equity	60	53
Value on balance sheet	(1,257)	(1,119)
5% decrease effect on net income (loss) and equity	(66)	(124)
10% decrease effect on net income (loss) and equity	(140)	(59)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(330)	(298)
5% increase effect on net income (loss) and equity	(172)	(157)
Value on balance sheet	3,621	3,280
5% decrease effect on net income (loss) and equity	191	365
10% decrease effect on net income (loss) and equity	402	172
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(144)	(158)
5% increase effect on net income (loss) and equity	(76)	(83)
Value on balance sheet	(1,590)	(1,230)
5% decrease effect on net income (loss) and equity	84	193
10% decrease effect on net income (loss) and equity	177	92
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(474)	(456)
5% increase effect on net income (loss) and equity	(248)	(240)
Value on balance sheet	2,031	2,050
5% decrease effect on net income (loss) and equity	275	558
10% decrease effect on net income (loss) and equity	$ 579	$ 264